Fair Value Measurements (Details) - Schedule of Fair Value Assumptions of Warrants - $ / shares	2 Months Ended	3 Months Ended
	Mar. 15, 2024	Mar. 31, 2024
Series A Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Assumptions of Warrants [Line Items]
Expected term (in years)	5 years 8 months 12 days	5 years 8 months 12 days
Stock price (in Dollars per share)	$ 1.74	$ 2.75
Risk free rate	4.20%	4.10%
Expected volatility	82.50%	82.50%
Expected dividend rate	0.00%	0.00%
Exercise Price (in Dollars per share)	$ 0.75	$ 0.75
Series B Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Assumptions of Warrants [Line Items]
Expected term (in years)	5 years 8 months 12 days	5 years 8 months 12 days
Stock price (in Dollars per share)	$ 1.74	$ 2.75
Risk free rate	4.20%	4.10%
Expected volatility	82.50%	82.50%
Expected dividend rate	0.00%	0.00%
Exercise Price (in Dollars per share)	$ 0.0001	$ 0.0001